Segment information	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segment information	Segment information
Operating segments
Following the sale of the KSA Business in October 2022, our organizational structure has been simplified, consolidating our operations into a single organization. In light of these changes, the information provided to our chief operating decision maker was adapted to reflect the updated operational structure during the six months ended June 30, 2023. As a result, we have updated the reportable segments disclosed externally from Harsh Environment, Floaters, and Jackups to a single operating segment. This has been implemented for all periods covered by the report.
Geographic segment data
Revenues
Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following table presents our revenues by geographic area:

	Successor		Successor		Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
United States	133	43	190	56	20
Brazil	85	25	167	41	19
Angola	65	72	128	97	43
Norway	58	72	110	106	78
Canada	—	29	—	29	—
Other (1)	73	12	85	17	9
Total operating revenues	414	253	680	346	169
(1) Other represents countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
Fixed assets – drilling units (1)
Drilling unit fixed assets by geographic area based on location as at end of the period are as follows:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
United States	934	275
Brazil	715	714
Norway	417	312
Qatar (2)	—	144
Other (3)	612	223
Drilling units	2,678	1,668
(1)     Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
(2)     Reflects the three jackups leased to our Gulfdrill joint venture, which have been classified as held for sale as of June 30, 2023.
(3)     Other represents countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.
Major Customers
We had the following customers with total revenues greater than 10% in any of the periods presented:

	Successor		Successor		Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
BP	16%	—%	10%	—%	—%
Sonadrill	16%	18%	19%	17%	9%
Petrobras	15%	—%	18%	—%	—%
Vår Energi	9%	12%	10%	13%	11%
LLOG	8%	8%	10%	8%	7%
Equinor	5%	12%	7%	9%	10%
ConocoPhillips	5%	16%	6%	16%	13%
Sonangol	—%	2%	—%	3%	11%
Lundin	—%	—%	—%	1%	12%
Other	26%	32%	20%	33%	27%